CASH AND BORROWINGS	12 Months Ended
Dec. 31, 2023
CASH AND BORROWINGS
CASH AND BORROWINGS

15 Cash and borrowings

15.1 Net debt

Net debt comprises borrowings and credit balances on currency swaps less cash at bank.

	2023	2022
	$ million	$ million
Bank overdrafts, borrowings and loans due within one year	710	111
Corporate bond	1,550	1,510
Private placement notes	625	1,055
Borrowings	2,885	2,676
Cash at bank	(302)	(350)
Credit balance on derivatives – currency swaps	1	–
(Debit)/credit balance on derivatives – interest rate swaps	(7)	13
Net debt	2,577	2,339
Non-current lease liabilities	144	147
Current lease liabilities	55	49
Net debt including lease liabilities	2,776	2,535

Borrowings are repayable as follows:

	Within	Between	Between	Between	Between
	one year or	one and	two and	three and	four and	After
	on demand	two years	three years	four years	five years	five years	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million
At 31 December 2023
Bank loans	303	–	–	–	–	–	303
Bank overdrafts	2	–	–	–	–	–	2
Corporate bond	–	–	–	–	–	1,550	1,550
Private placement notes	405	–	75	140	60	350	1,030
Lease liabilities[1]	55	44	33	25	18	35	210
	765	44	108	165	78	1,935	3,095
At 31 December 2022
Bank overdrafts	6	–	–	–	–	–	6
Corporate bond	–	–	–	–	–	1,510	1,510
Private placement notes	105	430	–	75	140	410	1,160
Lease liabilities[1]	49	42	32	24	18	45	210
	160	472	32	99	158	1,965	2,886

1	The lease liabilities presented above of $210m (2022: $210m) are on an undiscounted basis. The lease liabilities on a discounted basis, as outlined above, are $199m (2022: $196m).

15.2 Liquidity risk exposures

The Board has established a set of policies to manage funding and currency risks. The Group only uses derivative financial instruments to manage the financial risks associated with underlying business activities and their financing. Liquidity risk is the risk that the Group is not able to settle or meet its obligations on time or at a reasonable price. The Group’s policy is to ensure that there is sufficient funding and facilities in place to meet foreseeable borrowing requirements. The Group manages and monitors liquidity risk through regular reporting of current cash and borrowing balances and periodic preparation and review of short-and medium-term cash forecasts, having regard to the maturities of investments and borrowing facilities. The Group has available committed facilities of $3.6bn (2022: $3.7bn). During 2022, the Group issued its debut EUR Corporate Bond, in the form of €500m (before expenses and underwriting discounts) of notes bearing an interest rate of 4.565% repayable in 2029. In 2023, the Group repaid $130m of private placement debt.

The interest payable on borrowings under committed facilities is either at fixed or floating rates. Euro floating rates are typically based on EURIBOR and US Dollar rates are typically based on the Term Secured Overnight Financing Rate (Term SOFR). The Company is subject to financial covenants under its private placement agreements. The financial covenants are tested at the end of each half year for the 12 months ending on the last day of the testing period. As of 31 December 2023, the Company was in compliance with these covenants. The facilities are also subject to customary events of default, none of which are currently anticipated to occur.

The Group refinanced its $1bn Revolving Credit Facility (“RCF”) in Q4 2023. This extends the facility maturity to 2028, with options to extend the maturity to 2030.

The Group’s committed facilities at 31 December 2023 are:

Facility	Date due
$100 million 3.89% Senior Notes	January 2024
$305 million 3.36% Senior Notes	November 2024
$75 million 3.99% Senior Notes	January 2026
$140 million 2.83% Senior Notes	June 2027
$60 million 2.90% Senior Notes	June 2028
$1.0 billion syndicated revolving credit facility	October 2028
$100 million 2.97% Senior Notes	June 2029
€500 million 4.565% EUR Corporate Bond	October 2029
$95 million 2.99% Senior Notes	June 2030
$1.0 billion 2.032% USD Corporate Bond	October 2030
$155 million 3.09% Senior Notes	June 2032

Group financial statements continued

Notes to the Group accounts continued

15 Cash and borrowings continued

15.3 Year end financial liabilities by contractual maturity

The table below analyses the Group’s year end financial liabilities by contractual maturity date, including contractual interest payments and excluding the impact of netting arrangements:

	Within one	Between	Between
	year or on	one and	two and	After
	demand	two years	five years	five years	Total
	$ million	$ million	$ million	$ million	$ million
At 31 December 2023
Non-derivative financial liabilities:
Bank overdrafts and loans	305	–	–	–	305
Corporate bond	53	53	158	1,614	1,878
Trade and other payables	1,016	–	–	–	1,016
Private placement notes	434	19	317	373	1,143
Acquisition consideration	11	9	2	15	37
Derivative financial instruments:
Currency swaps/forward foreign exchange contracts – outflow	2,913	–	–	–	2,913
Currency swaps/forward foreign exchange contracts – inflow	(2,912)	–	–	–	(2,912)
	1,820	81	477	2,002	4,380
At 31 December 2022
Non-derivative financial liabilities:
Bank overdrafts and loans	6	–	–	–	6
Corporate bond	37	37	111	1,620	1,805
Trade and other payables	1,029	–	–	–	1,029
Private placement notes	143	461	265	444	1,313
Acquisition consideration	26	31	39	–	96
Derivative financial instruments:
Currency swaps/forward foreign exchange contracts – outflow	2,598	–	–	–	2,598
Currency swaps/forward foreign exchange contracts – inflow	(2,601)	–	–	–	(2,601)
	1,238	529	415	2,064	4,246

The amounts in the tables above are undiscounted cash flows, which differ from the amounts included in the balance sheet where the underlying cash flows have been discounted.

15.4 Liquidity and capital resources

The Group’s policy is to ensure that it has sufficient funding and facilities to meet foreseeable borrowing requirements.

At 31 December 2023, the Group held $300m (2022: $344m, 2021: $1,285m) in cash net of bank overdrafts. The Group had committed facilities available of $3.6bn at 31 December 2023 of which $2.9bn was drawn.

The principal variations in the Group’s borrowing requirements result from the timing of dividend payments, acquisitions and disposals of businesses, timing of capital expenditure and working capital fluctuations. Smith+Nephew believes that its capital expenditure needs and its working capital funding for 2024, as well as its other known or expected commitments or liabilities, can be met from its existing resources and facilities. The Group’s net debt including leases increased from $2.5bn at the beginning of 2023 to $2.8bn at the end of 2023, representing an overall increase of $0.3bn.